Due to Owners, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Due to owners, net	$ 18,132	$ 11,806	[1]
Affiliated owners
Related Party Transaction [Line Items]
Due to owners, net	5,167	1,881
Unaffiliated owners
Related Party Transaction [Line Items]
Due to owners, net	$ 12,965	$ 9,925

[1]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").